Initial Public Offering (Details) - USD ($)				8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 17, 2021	Aug. 06, 2021	Aug. 03, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock
Proceeds received from initial public offering, gross				$ 150,000,000		$ 150,000,000
Underwriting discount					$ 1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering				$ 6,509,758		6,509,758
Deferred underwriting commissions					$ 200,000	$ 5,250,000
Number of shares per warrant					1	1
Class A Common stock | Warrants.
Subsidiary, Sale of Stock
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Initial public offering.
Subsidiary, Sale of Stock
Number of units sold		15,000,000
Purchase Price, Per Unit		$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000
Offering costs		13,800,000
Underwriting discount		1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Other offering costs		522,784
Deferred underwriting commissions		$ 5,300,000
Number of shares per warrant		1
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Option to purchase additional units given to investors		15,480,000
Over-allotment option
Subsidiary, Sale of Stock
Option vesting period			45 days		45 days	45 days
Option to purchase additional Units			2,250,000		2,250,000	2,250,000
Option to purchase additional units given to investors			2,250,000
Common stock forfeited	562,500				562,500